Property and Equipment	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Property and Equipment [Abstract]
Property and Equipment

Note 3 — Property and Equipment

The Company’s property and equipment at December 31, 2023 and March 31, 2023 was as follows (in thousands):

	December 31,	March 31,
	2023	2023
Property and equipment, net
Computer, machinery, and software equipment	$130	$113
Furniture and fixtures	14	14
Leasehold improvements	91	24
Capitalized internally developed software	729	559
Total property and equipment	964	710
Less accumulated depreciation and amortization	(655)	(468)
Total property and equipment, net	$309	$242

Depreciation expense was $0.1 million and $0.1 million for the three months ended December 31, 2023 and 2022, respectively. Depreciation expense was $0.2 million and $0.1 million for the nine months ended December 31, 2023 and 2022, respectively.

Note 4 — Property and Equipment

The Company’s property and equipment at March 31, 2023 and 2022 was as follows (in thousands):

	March 31,	March 31,
	2023	2022
Property and equipment, net
Computer, machinery, and software equipment	$113	$109
Furniture and fixtures	14	14
Leasehold improvements	24	24
Capitalized internally developed software	559	343
Total property and equipment	710	490
Less accumulated depreciation and amortization	(468)	(243)
Total property and equipment, net	$242	$247

Depreciation expense was $0.2 million and $0.1 million for the years ended March 31, 2023 and 2022, respectively.